UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-07567
______________________________________________

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of Registrant as specified in charter)

One Lincoln Street
4th Floor
Boston, MA 02111

 (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Nancy L. Conlin, Secretary Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 5th Floor CPH 0326 Boston, Massachusetts 02116	Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, Massachusetts 02109

Registrant’s telephone number, including area code:  (617) 664-3669

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2010

Item 1:  Reports to Shareholders.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO SEMI-ANNUAL REPORT June 30, 2010

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Expense Example
June 30, 2010 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the State Street Navigator Securities Lending Prime Portfolio (the “Fund”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2010 to June 30, 2010.

The table below illustrates your Fund’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Fund’s costs with those of other mutual funds.  It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return.  You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2010
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,001.10	$0.15
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.15

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund.  The annualized average weighted expense ratio as of June 30, 2010 was 0.03%.  The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

STATE STREET NAVIGATOR SECURITIES LENDING
PRIME PORTFOLIO
Portfolio Statistics (Unaudited)
June 30, 2010

Portfolio Composition By Investment Type*	June 30, 2010
Yankee Certificates of Deposit	47.20%
Repurchase Agreements	24.67%
Commercial Paper	9.74%
Eurodollar Certificates of Deposit	9.70%
Bank Notes	8.04%
U.S. Government Agency Obligation	0.62%
Other Assets In Excess of Liabilities	0.03%
Total	100.00%

Portfolio Composition By Rating*	June 30, 2010
A-1+	44.29%
A-1	31.01%
Repurchase Agreements (A-1+)	14.85%
Repurchase Agreements (A-1)	9.82%
Other Assets in Excess of Liabilities	0.03%
Total	100.00%

* As a percentage of net assets as of the date indicated.  The Portfolio’s composition will vary over time.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Amortized Cost

	COMMERCIAL PAPER — 9.74%
	Asset Backed Commercial Paper Receivables and Securities — 1.53%
P-1, A-1+	Straight-A Funding (Series 1) (a)	0.390%	08/02/2010	$190,000,000	$189,934,133
P-1, A-1+	Straight-A Funding (Series 1) (a)	0.390%	08/03/2010	45,000,000	44,983,913
					234,918,046

	Bank Domestic — 1.82%
P-1, A-1	JPMorgan Chase & Co.	0.210%	07/06/2010	280,000,000	279,991,833

	Bank Foreign — 3.54%
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)	0.397%	11/23/2010	45,000,000	45,000,000
P-1, A-1	Deutsche Bank Financial LLC	0.300%	07/22/2010	400,000,000	399,930,000
P-1, A-1	DnB NOR Bank ASA (a)	0.450%	09/23/2010	100,000,000	99,896,167
					544,826,167

	Finance Non-Captive Diversified — 2.85%
P-1, A-1+	General Electric Capital Corp.	0.290%	07/19/2010	63,000,000	62,990,865
P-1, A-1+	General Electric Capital Corp.	0.250%	07/22/2010	150,000,000	149,978,125
P-1, A-1+	General Electric Capital Corp.	0.270%	07/28/2010	135,000,000	134,972,662
P-1, A-1+	General Electric Capital Corp.	0.280%	08/05/2010	90,000,000	89,975,500
					437,917,152

	TOTAL COMMERCIAL PAPER				1,497,653,198

	YANKEE CERTIFICATES OF DEPOSIT — 47.20%
	Bank Foreign — 47.20%
P-1, A-1	Bank of Montreal/Chicago	0.290%	07/21/2010	100,000,000	100,000,000
P-1, A-1+	Bank of Nova Scotia	0.300%	07/28/2010	500,000,000	500,000,000
P-1, A-1+	Barclays Bank PLC NY	0.300%	07/16/2010	250,000,000	250,000,000
P-1, A-1+	Barclays Bank PLC NY (Next Rate Reset Date: 07/12/2010) (b)	0.725%	08/12/2010	300,000,000	300,000,000
P-1, A-1+	Barclays Bank PLC NY (Next Rate Reset Date: 07/20/2010) (b)	0.468%	10/20/2010	310,000,000	310,000,000
P-1, A-1+	BNP Paribas NY	0.270%	08/02/2010	300,000,000	300,000,000
P-1, A-1+	BNP Paribas NY	0.620%	09/21/2010	450,000,000	450,000,000
P-1, A-1+	Credit Agricole Corporate and Investment Bank NY	0.590%	08/24/2010	100,000,000	100,000,000
P-1, A-1	Credit Suisse First Boston, Inc.	0.350%	07/12/2010	500,000,000	500,000,000
P-1, A-1	Deutsche Bank AG NY	0.300%	07/19/2010	250,000,000	250,000,000
P-1, A-1	Deutsche Bank AG NY	0.510%	09/15/2010	200,000,000	200,000,000
P-1, A-1	DnB NOR Bank ASA NY	0.400%	08/13/2010	110,000,000	110,000,000
P-1, A-1	DnB NOR Bank ASA NY (Next Rate Reset Date: 07/06/2010) (b)	0.441%	03/03/2011	102,000,000	102,000,000
P-1, A-1	Lloyds TSB Bank PLC NY	0.550%	09/23/2010	200,000,000	200,000,000
P-1, A-1	Lloyds TSB Bank PLC NY	0.550%	09/24/2010	200,000,000	200,000,000
P-1, A-1+	National Australia Bank	0.220%	07/02/2010	200,000,000	200,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS — (Continued)
June 30, 2010 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Amortized Cost

	YANKEE CERTIFICATES OF DEPOSIT — (continued)
	Bank Foreign — (continued)
P-1, A-1+	Nordea Bank Finland PLC NY	0.320%	08/05/2010	$500,000,000	$500,000,000
P-1, A-1+	Rabobank Nederland NV NY	0.250%	07/19/2010	250,000,000	250,000,000
P-1, A-1+	Rabobank Nederland NV NY	0.380%	08/12/2010	125,000,000	125,000,000
P-1, A-1+	Royal Bank of Canada NY	0.220%	07/12/2010	300,000,000	300,000,000
P-1, A-1+	Royal Bank of Canada NY	0.220%	07/15/2010	120,000,000	120,000,000
P-1, A-1	Royal Bank of Scotland PLC	0.440%	09/03/2010	500,000,000	500,000,000
P-1, A-1	Royal Bank of Scotland PLC (Next Rate Reset Date: 07/21/2010) (b)	0.455%	10/18/2010	150,000,000	150,000,000
P-1, A-1	Societe Generale NY	0.300%	07/09/2010	150,000,000	150,000,000
P-1, A-1	Societe Generale NY	0.250%	07/12/2010	150,000,000	150,000,000
P-1, A-1	Societe Generale NY (Next Rate Reset Date: 07/14/2010) (b)	0.450%	01/14/2011	48,000,000	48,000,000
P-1, A-1	Societe Generale NY (Next Rate Reset Date: 07/06/2010) (b)	0.451%	03/03/2011	200,000,000	200,000,000
P-1, A-1+	Svenska Handelsbanken NY	0.300%	07/28/2010	400,000,000	400,000,000
P-1, A-1+	Svenska Handelsbanken NY	0.480%	09/22/2010	100,000,000	100,000,000
P-1, A-1+	The Toronto-Dominion Bank NY	0.270%	08/18/2010	35,000,000	35,000,000
P-1, A-1+	The Toronto-Dominion Bank NY (Next Rate Reset Date: 07/06/2010) (b)	0.351%	11/05/2010	25,000,000	25,000,000
P-1, A-1+	The Toronto-Dominion Bank NY (Next Rate Reset Date: 07/09/2010) (b)	0.350%	12/09/2010	30,000,000	30,000,000
P-1, A-1+	The Toronto-Dominion Bank NY (Next Rate Reset Date: 07/06/2010) (b)	0.351%	02/04/2011	50,000,000	50,000,000
P-1, A-1+	The Toronto-Dominion Bank NY (Next Rate Reset Date: 07/12/2010) (b)	0.350%	03/10/2011	52,000,000	52,000,000

	TOTAL YANKEE CERTIFICATES OF DEPOSIT				7,257,000,000

	EURODOLLAR CERTIFICATES OF DEPOSIT — 9.70%
	Bank Foreign — 9.70%
P-1, A-1	ING Bank London	0.320%	07/26/2010	100,000,000	100,000,000
P-1, A-1	ING Bank London	0.330%	08/03/2010	200,000,000	200,000,000
P-1, A-1	ING Bank London	0.340%	08/16/2010	250,000,000	250,000,000
P-1, A-1	ING Bank London	0.500%	08/18/2010	200,000,000	200,000,000
P-1, A-1	ING Bank London	0.390%	09/01/2010	100,000,000	100,000,000
P-1, A-1+	National Australia Bank	0.310%	07/30/2010	642,000,000	642,002,582

	TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT				1,492,002,582

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS — (Continued)
June 30, 2010 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Amortized Cost

	BANK NOTES — 8.04%
	Bank Domestic — 5.06%
P-1, A-1	Bank of America NA	0.300%	07/23/2010	$100,000,000	$100,000,000
P-1, A-1	Bank of America NA (Next Rate Reset Date: 07/27/2010) (b)	0.447%	01/27/2011	168,000,000	168,000,000
P-1, A-1	Bank of America NA (Next Rate Reset Date: 07/22/2010) (b)	0.557%	05/20/2011	9,301,000	9,301,000
P-1, A-1+	Chase Manhattan Bank USA NA	0.300%	08/05/2010	500,000,000	500,000,000
					777,301,000

	Bank Foreign — 2.98%
P-1, A-1+	Nordea Bank AB (Next Rate Reset Date: 08/18/2010) (b) (c)	0.475%	07/18/2011	200,000,000	200,000,000
P-1, A-1+	Svenska Handelsbanken (Next Rate Reset Date: 07/15/2010) (b) (c)	0.333%	02/11/2011	108,000,000	108,000,000
P-1, A-1+	Svenska Handelsbanken (Next Rate Reset Date: 07/02/2010) (b) (c)	0.292%	07/01/2011	150,000,000	149,993,033
					457,993,033

	TOTAL BANK NOTES				1,235,294,033

	U.S. GOVERNMENT AGENCY OBLIGATION — 0.62%
P-1, A-1+	Federal Home Loan Mortgage Corporation (Next Rate Reset Date: 07/12/2010) (b)	0.094%	11/10/2010	95,000,000	95,000,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATION				95,000,000

	REPURCHASE AGREEMENTS — 24.67%
P-1, A-1	Agreement with Bank of America Securities, LLC and Bank of New York Mellon (Tri-Party), dated 06/30/10 (collateralized by various U.S. Government Obligations, 0.000% - 5.125% due 07/06/10 - 06/20/40 valued at $510,000,366); proceeds $500,000,694	0.050%	07/01/2010	500,000,000	500,000,000

P-1, A-1+	Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/10 (collateralized by U.S. Treasury Bonds, 4.375% - 6.500% due 02/15/26 - 05/15/40 valued at $959,429,416); proceeds $940,617,261	0.010%	07/01/2010	940,617,000	940,617,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS — (Continued)
June 30, 2010 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Amortized Cost

	REPURCHASE AGREEMENTS — (continued)
P-1, A-1+	Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/10 (collateralized by various U.S. Government Obligations, 0.000% - 0.750% due 10/18/10 - 12/21/11 valued at $158,101,674); proceeds $155,000,086	0.020%	07/01/2010	$155,000,000	$155,000,000

P-1, A-1+	Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/10 (collateralized by various U.S. Government Obligations, 0.000% - 5.500% due 08/15/39 - 06/20/40 valued at $540,600,000); proceeds $530,000,294	0.020%	07/01/2010	530,000,000	530,000,000

P-1, A-1+	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/10 (collateralized by U.S. Treasury Notes, 1.000% - 3.375% due 09/30/11 - 11/15/19 valued at $670,140,072); proceeds $657,000,183	0.010%	07/01/2010	657,000,000	657,000,000

P-1, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/10 (collateralized by various U.S. Government Obligations, 0.637% - 6.000% due 09/15/22 - 06/15/48 valued at $316,200,000); proceeds $310,000,689	0.080%	07/01/2010	310,000,000	310,000,000

P-1, A-1	Agreement with Deutsche Bank Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/10 (collateralized by various U.S. Government Obligations, 4.000% - 7.000% due 02/01/20 - 05/01/40 valued at $408,000,000); proceeds $400,000,444	0.040%	07/01/2010	400,000,000	400,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS — (Continued)
June 30, 2010 (Unaudited)
Rating*	Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Amortized Cost

	REPURCHASE AGREEMENTS — (continued)
P-1, A-1	Agreement with Merrill Lynch Government Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/30/10 (collateralized by various U.S. Government Obligations, 0.000% - 6.000% due 04/15/15 - 05/15/39 valued at $306,001,011); proceeds $300,000,417	0.050%	07/01/2010	$300,000,000	$300,000,000

	TOTAL REPURCHASE AGREEMENTS				3,792,617,000

	TOTAL INVESTMENTS (d) † — 99.97%				$15,369,566,813
	Other Assets in Excess of Liabilities — 0.03%				4,948,856

	NET ASSETS — 100.00%				$15,374,515,669

(a) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors.  The Fund's Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 2.47% of net assets as of June 30, 2010.

(b) Floating Rate Note - Interest rate shown is rate in effect at June 30, 2010.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.98% of net assets as of June 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

† See Note 2 of the Notes to financial statements.
* Moody's rating, Standard & Poor's rating.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS — (Continued)
June 30, 2010 (Unaudited)

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	-
Level 2 – Other Significant Observable Inputs	$15,369,566,813
Level 3 – Significant Unobservable Inputs	-
Total	$15,369,566,813

The level of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the period ending June 30, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

Assets:
Investments in securities, at amortized cost	$11,576,949,813
Repurchase agreements, at amortized cost	3,792,617,000
Total Investments	15,369,566,813
Cash	414
Interest receivable	5,299,170
Prepaid expenses and other assets	269,509
Total Assets	15,375,135,906

Liabilities:
Advisory fee payable	246,315
Custodian fee payable	109,170
Administration fee payable	106,073
Dividend payable	105,412
Transfer agent fee payable	20,109
Professional fees payable	12,214
Trustee fees payable	12,023
Other accrued expenses and liabilities	8,921
Total Liabilities	620,237

Net Assets	$15,374,515,669

Net assets consist of:
Capital stock, $0.001 par value;
15,372,649,242 shares issued and outstanding	$15,372,649
Capital paid in excess of par	15,357,283,035
Accumulated net realized gain on investments	1,859,985
Net Assets	$15,374,515,669

Net asset value, offering, and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Interest	$24,309,545
Expenses:
Advisory fee	1,610,705
Administration fee	690,302
Custodian fee	323,815
Insurance expense	191,983
Transfer agent fee	138,060
Trustee fee	79,348
Legal fee	54,561
Audit fee	32,377
Miscellaneous expenses	16,978
Total expenses	3,138,129
Net investment income	21,171,416

Net Realized Loss on Investments:
Net realized loss on investments	(66,428)

Net increase in net assets resulting from operations	$21,104,988

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
From Operations:
Net investment income	$21,171,416	$93,394,592
Net realized gain (loss) on investments	(66,428)	4,526,413
Net increase in net assets resulting from operations	21,104,988	97,921,005

Distributions From:
Net investment income	(21,171,416)	(93,394,592)
Net realized gain on investments	–	(8,317,841)
Total distributions	(21,171,416)	(101,712,433)

From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold	75,610,106,043	89,944,529,073
Cost of redemptions	(74,834,560,294)	(91,304,705,032)

Net increase (decrease) in net assets from Fund share transactions	775,545,749	(1,360,175,959)

Net increase (decrease) in net assets	775,479,321	(1,363,967,387)

Net Assets:
Beginning of period	14,599,036,348	15,963,003,735
End of period	$15,374,515,669	$14,599,036,348
Undistributed net investment income	$–	$–

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010	For Years Ended December 31,
	(Unaudited)	2009	2008		2007	2006	2005
Per Share Operating Performance:

Net asset value, beginning of period	$1.0000	$1.0000	$1.0000		$1.0000	$1.0000	$1.0000

Net investment income	0.0011	0.0071	0.0297		0.0524	0.0501	0.0323
Net realized gain on investments	–	0.0006	–		–	–	–

Total from investment operations	0.0011	0.0077	0.0297		0.0524	0.0501	0.0323

Distributions from:
Net investment income	(0.0011)	(0.0071)	(0.0297)		(0.0524)	(0.0501)	(0.0323)
Net realized gain on investments	–	(0.0006)	–		–	–	–

Total distributions	(0.0011)	(0.0077)	(0.0297)		(0.0524)	(0.0501)	(0.0323)

Net increase from investment operations	0.0000	0.0000	0.0000		0.0000	0.0000	0.0000

Net asset value, end of period	$1.0000	$1.0000	$1.0000		$1.0000	$1.0000	$1.0000

Total Investment Return(a)	0.11%	0.78%	3.01%	(d)	5.36%	5.12%	3.28%	(c)

Ratios and Supplemental Data:

Ratio of net expenses to average net assets	0.03%(e)	0.04%	0.03%		0.04%	0.05%	0.05%	(b)
Ratio of net investment income to average net assets	0.23%(e)	0.71%	3.02%		5.24%	5.03%	3.24%
Net assets, end of period (in millions)	$15,375	$14,599	$15,963		$48,771	$54,799	$41,537

(a)
Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period.  Amounts for periods less than one year have not been annualized.

(b)
This reflects the impact of a voluntary fee waiver by SSgA FM and State Street during the year ended December 31, 2005.  If SSgA FM and State Street had not undertaken this waiver, then the ratio of expenses to average net assets would have been 0.05% for the year ended December 31, 2005. The impact of the waiver was less than 0.01%.

(c)	Total investment return would have been lower had SSgA FM and State Street not waived fees.

(d)
Total investment return would have been lower had State Street not reimbursed the fund.   The impact of the reimbursement has less than a $0.00005 impact to the fund's per share operating performance.  (See Note 3)

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2010 (Unaudited)

1.  Organization and Fund Description
State Street Navigator Securities Lending Trust (the “Trust”) was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, and State Street Navigator Securities Lending Short-Term Bond Portfolio.  Currently, only the State Street Navigator Securities Lending Prime Portfolio is in operation.  Information presented in these financial statements pertains only to the State Street Navigator Securities Lending Prime Portfolio (the “Fund”).  The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”).  Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.  The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund:

Security Valuation: As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date.  Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis.  Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time.  The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities.  The underlying securities ordinarily consist of United States Government securities.  Repurchase agreements are fully collateralized at all times.  Collateral for certain tri-party repurchase agreements is held at a custodian in a segregated account for the benefit of the Fund and the counterparty.  The use of repurchase agreements involves certain risks.  For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays.  The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM”), a subsidiary of State Street Corporation and an affiliate of State Street.  However, the Fund may invest up to five percent of its net assets in repurchase agreements maturing in more than seven days.

Federal Income Taxes:  It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986.

In accordance with provisions surrounding income taxes, management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (the current and prior three years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

At June 30, 2010, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Dividends and Distributions to Shareholders:  The Fund declares and pays dividends daily from net investment income.  Distributions from long-term capital gains, if any, will be made at least annually.  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Use of Estimates: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2010 (Unaudited)

liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Indemnifications: The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.

3.  Fees, Compensation Paid and Transactions with Affiliates
SSgA FM serves as the Fund’s investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to 0.0075% of the Fund’s average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to 0.0015% of the Fund's average daily net assets.

Contribution from Affiliate:   On December 11, 2008, State Street reimbursed the fund $26,452 due to a record keeping error.

4.  Trustees’ Fees
The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $4,000 for in-person attendance at board and committee meetings and $1,000 for meetings held telephonically.  The Trust also pays each trustee an annual retainer of $34,000, other than the Chairman who receives an annual retainer of $36,500.

Each trustee is also reimbursed for out-of-pocket and travel expenses related to attendance of such meetings.

5.  Beneficial Interest
At June 30, 2010, six mutual fund complexes each owned over 5% of the Fund's outstanding shares, amounting to 59.73% of total shares. 19.59% represents funds advised by or affiliated with SSgA FM.  A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

6.  Other Events
On April 12, 2010, State Street Navigator Securities Lending PSF Portfolio (“PSF Portfolio”) was liquidated in full and the net proceeds of the liquidation and all other assets of the PSF Portfolio were distributed to its shareholders in complete redemption of their interests.  Following April 12, 2010, the PSF Portfolio no longer shares expenses of the Trust.

7.  Subsequent Events
Management has evaluated the possibility of subsequent events affecting the Fund's financial statements. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
GENERAL INFORMATION
June 30, 2010 (Unaudited)

Proxy Voting Policies and Procedures
Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling
1-877-521-4083 (toll-free).

Board Deliberations Regarding Approval of Investment Advisory Agreement

General Background

SSgA Funds Management, Inc. (“SSgA FM”) serves as the investment adviser to the State Street Navigator Securities Lending Prime Portfolio (the “Fund”) pursuant to an advisory agreement dated May 1, 2001 (“Advisory Agreement”), between SSgA FM and the State Street Navigator Securities Lending Trust (the “Trust”).  Under the Advisory Agreement, SSgA FM directs the Fund’s investments in accordance with its investment objectives, policies and limitations.  Under the terms of the Advisory Agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.  The Board of Trustees (the “Board”) is legally required to review and reapprove the Advisory Agreement once a year.  Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance and management.  The Board periodically meets with SSgA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications.  This information supplements the materials the Board received in preparation for the meeting described below.

Approval Process

The Board, a majority of which consists of trustees who are not “interested persons” of the Trust or SSgA FM under Section 2(a)(19) of the 1940 Act, unanimously approved the Advisory Agreement at a meeting held on February 23, 2010 at which they were all present in person (the “Meeting”).  In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent consultant and by SSgA FM, that it believed to be reasonably necessary to reach its conclusion.  At the Meeting, the Board discussed issues pertaining to the proposed reapproval of the Advisory Agreement with representatives from SSgA FM and independent legal counsel.  Prior to the Meeting, the Board had held an executive session with independent counsel to discuss the approval of the Advisory Agreement, as well as other related-party agreements.  During the executive session, the Board discussed the following:  (1) the nature, extent, and quality of services to be provided by SSgA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSgA FM; (3) the cost of the services to be provided and profits to be realized by SSgA FM and its affiliates from the relationship with the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSgA FM, as well as the reasonableness of overall compensation paid by the Trust to SSgA FM, they considered (a) the requirements of the Trust for the services provided by SSgA FM; (b) the profitability of SSgA FM with respect to the management of the Trust; (c) the capabilities and financial condition of SSgA FM; (d) the historical relationship between the Trust and SSgA FM; and (e) any “fall-out” financial benefits that SSgA FM or any of its affiliates may receive.

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a comprehensive memorandum from independent counsel discussing the factors the Board should consider in approving the Advisory Agreement; (2) a report from SSgA FM describing its key personnel, investment process, research department, compliance program and SSgA FM’s securities portfolio execution process; (3) a report of SSgA FM’s profitability of providing advisory services to the Fund for the years 2007, 2008 and 2009; (4) SSgA FM’s updated registration under the Investment Advisers Act of 1940 on Form ADV; and (5) data from a nationally recognized mutual fund consulting firm, Lipper, Inc.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
GENERAL INFORMATION (Continued)
June 30, 2010 (Unaudited)

(“Lipper”), comparing the Fund’s performance, advisory fees and total expense ratio to other funds, selected exclusively by Lipper, with similar investment objectives and of similar asset size.   The Board through its independent counsel engaged Lipper for these services and received and discussed the results with Lipper personnel.  In order to assure Lipper’s independence in preparing the data and peer group comparisons requested by the Board, under the terms of its engagement by the Board Lipper personnel were proscribed from communicating with SSgA FM personnel regarding the subject matter of the engagement.

In reaching their determinations relating to the reapproval of the Advisory Agreement, the Board considered, among others, the following factors.

The Nature, Extent, and Quality of Services to be provided by SSgA FM under the Advisory Agreement

The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and of similar asset size.  The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of one very large portfolio that is used as a securities lending collateral pool, the Trust does not have any direct competitors.

The Board considered SSgA FM’s qualifications and experience with the Trust.  In considering the nature, extent and quality of the services provided by SSgA FM, the Board relied on their prior experience as Trustees of the Trust as well as on the materials provided at the Meeting.  The Board noted that, under the Advisory Agreement, SSgA FM is responsible for managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board, for providing necessary and appropriate reports and information to the Board, for maintaining all necessary books and records pertaining to the Fund’s securities transactions, and for furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting.  The Board also noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund.  The Board reviewed the background and experience of SSgA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund.  The Board also considered the resources, operational structures and practices of SSgA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable laws and regulations, and in seeking best execution of Fund transactions.  The Board also considered information about SSgA FM’s overall investment management business, noting that SSgA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $1.91 trillion in assets under management as of December 31, 2009.  Drawing upon the materials provided and their general knowledge of the business of SSgA FM and its affiliate, State Street Global Advisors, with which SSgA FM shares all of its senior personnel, the Board determined that SSgA FM and its affiliates continue to have the experience and resources necessary to manage the Fund.  On the basis of this review, the Board concluded that the nature and extent of the services provided by SSgA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Investment Performance of the Trust and SSgA FM

In evaluating the investment performance of the Trust and SSgA FM, the Board relied upon information provided at the Meeting and upon reports provided to the Board by SSgA FM throughout the preceding year.  The Board reviewed the performance of the Fund against a Lipper-generated peer group, consisting of sixteen other institutional money market funds with assets ranging from approximately $1 billion to approximately $22 billion (the “Lipper Peer Group”), and the Lipper universe, consisting of all institutional money market funds regardless of asset size or primary channel of distribution (the “Lipper Universe”), and determined that the Fund had consistently outperformed both the average and median of the Lipper Peer Group and the Lipper Universe over the past one-, three- and five-year periods and since the Fund’s inception.  The Board noted that the Fund ranked first in performance against its Lipper Peer Group and all institutional money market funds for the past one-, three- and five- year periods.  On the basis of this review, the Board concluded that the Fund’s performance has been exceptional when compared to the Lipper Peer Group and the Lipper Universe.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
GENERAL INFORMATION (Continued)
June 30, 2010 (Unaudited)

The Cost of the Services to be provided and Profits to be Realized by SSgA FM and its Affiliates from the Relationship with the Trust

The Board reviewed an expense comparison report prepared by Lipper.  The report compared the advisory management fees and other expenses as a percentage of net assets for the Fund versus the Lipper Peer Group.  The Board noted that both the contractual and actual management fees and the total expense ratios of the Fund were lowest of the Lipper Peer Group.  The Board concluded that the management fees and total expenses of the Fund are reasonable.  The Board considered the profitability of the advisory arrangement with the Fund to SSgA FM and of the Trust’s relationship with SSgA FM’s affiliate, State Street Bank and Trust Company (“State Street”), in its role as administrator, transfer agent and custodian for the Trust.  The Board had been provided with data on the Fund’s profitability to SSgA FM for the years 2007, 2008 and 2009 and aggregated data on the profitability to State Street for serving as custodian, transfer agent and administrator of the Fund in 2009.  The Board also received data on the combined profitability of SSgA FM and State Street from serving as the custodian, transfer agent and administrator for the Fund as of September 30, 2009.  The Board discussed with representatives of SSgA FM and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations.  Concluding that these methodologies were reasonable, and after extensive discussion and analysis, the Board determined that, neither the profitability of SSgA FM from such advisory fees and State Street from related-party contractual relationships with the Trust was excessive.

The Extent to Which Economies of Scale Would Be Realized as the Trust Grows and Whether Fee Levels Reflect These Economies of Scale for the Benefit of the Trust’s Investors

The Board considered certain limiting factors with respect to additional economies of scale to be realized by SSgA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSgA FM, and the expansion of the securities monitored and reviewed for potential investment and credit-worthiness.  The Board concluded that the Fund’s advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as Fund assets grow.

Approval

The Board carefully evaluated the materials and information provided at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations.  In approving the Advisory Agreement, the Board did not identify any single factor as controlling.  Based on the Board’s evaluation of all the factors that it deemed relevant, the Board concluded that: SSgA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSgA FM.

Trustees Michael A. Jessee George J. Sullivan Jr. Peter Tufano	Investment Adviser SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Public Registered Accounting Firm PricewaterhouseCoopers LLP 125 High Street Boston, MA 02110	Legal Counsel GoodwinProcter LLP 53 State Street Exchange Place Boston, MA 02109

Custodian and Transfer Agent
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, MA  02111

Administrator
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information.  This is not a prospectus intended for use in the purchase or sale of Fund shares.

Item 2.  Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR.

Item 3.  Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR.

Item 5.  Disclosure of Audit Committees for Listed Companies.

Not applicable to the Registrant.

Item 6.  Schedule of Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this Filing.

Item 11.  Controls and Procedures.

(a)  The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)  There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(2)       Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended.

(b)           Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):	State Street Navigator Securities Lending Trust

By:	/s/James E. Ross
James E. Ross
President

Date:	September 1, 2010

By:	/s/Gary L. French
Gary L. French
Treasurer

Date:	September 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/James E. Ross
James E. Ross
President
(Principal Executive Officer)

Date:	September 1, 2010

By:	/s/Gary L. French
Gary L. French
Treasurer
(Principal Financial Officer)

Date:	September 1, 2010